SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business taxes and surcharges	¥ (1,910)	¥ (1,413)
Total net revenues	604,051	598,500
Services transferred at a point in time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	3,074	2,219
Services transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	600,977	596,281
Tuition fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	602,877	597,689
Certification service fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	109	1,016
Others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	¥ 2,975	¥ 1,208